Other gains (losses), net (Tables)	12 Months Ended
Mar. 31, 2022
Other Income and Expenses [Abstract]
Summary of Other (Losses), Net

	Year ended March 31, 2020	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB	RMB
Gain from the re-measurement of the previously held equity interests to the fair value in the step acquisitions (Note 3)	481	—	127
Foreign exchange losses, net	(3,787)	(2,867)	5,322
Gain on disposal of other debts (Note 22)	10,095	6,846	—
Reimbursement from a depositary bank (a)	—	6,556	1,482
Investment loss (Note 11)	—	—	(622)
Others	195	797	(289)

	6,984	11,332	6,020

(a)
The Company received a reimbursement of US$1.0M (equivalent to RMB6.6 million) and US$0.2M (equivalent to RMB1.5 million) from the depository for the establishment and maintenance of the ADS program for the years ended March 31, 2021 and March 31, 2022.